Financial Instruments - Summary of Material Differences Between the Fair Value and Carrying Amount (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Senior Bonds [member]
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Carrying Amount	$ 530,506
Fair Value	$ 535,167
Bonds [member]
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Carrying Amount		$ 363,100
Fair Value		$ 368,476